Related Parties - Schedule of Relationships With Related Parties (Details)	12 Months Ended
Dec. 31, 2025
Yucheng Hu [Member]
Schedule of Relationships With Related Parties [Line Items]
Relationship with the Company	Chairman of the Board of Directors and a shareholder of the Company
Quleduo [Member]
Schedule of Relationships With Related Parties [Line Items]
Relationship with the Company	Over which the Company owned 25% equity interest